DISPOSITION OF BUSINESSES	6 Months Ended
Jun. 30, 2026
Disclosure of Disposition of Businesses [Abstract]
DISPOSITION OF BUSINESSES	DISPOSITION OF BUSINESSES
Dispositions Completed in 2026
a)Disposition of a subsidiary of our U.S. bulk fiber network
On June 30, 2026, our U.S. bulk fiber platform sold an approximate 80% interest in a portfolio of stabilized assets for net proceeds of approximately $0.3 billion (U.S. bulk fiber platform consortium of approximately $1.3 billion) and retained a 20% interest as an investment in associate.
b)Partial disposition of our Indian telecom tower operation
During the second quarter of 2026, our partnership sold a portion of its interest in its Indian telecom tower operation. The sale resulted in net proceeds of approximately $70 million to the partnership (Indian telecom tower operation consortium of approximately $240 million). Our partnership recognized a gain of approximately $2 million directly in equity in the Consolidated Statement of Partnership Capital.
c)Disposition of a subsidiary of our U.K. rail operation
On January 29, 2026, Brookfield Infrastructure completed the sale of its 100% interest in a subsidiary of our U.K. rail operation for net proceeds of approximately $40 million to the partnership (U.K. rail operation consortium of approximately $480 million).
d)Partial disposition of our North American gas storage platform
On February 23, 2026, Brookfield Infrastructure sold an additional interest in our North American gas storage platform for proceeds of approximately $125 million (North American gas storage platform consortium of approximately $320 million or C$440 million), reducing our partnership interest from 29% to 24%. The partnership will continue to consolidate the underlying business following the sale. Our partnership recognized a gain on sale of approximately $13 million directly in equity in the Consolidated Statement of Partnership Capital.
e) Partial disposition of our Brazilian electricity transmission operation
On March 17, 2026, Brookfield Infrastructure completed the sale of its 31% interest in Mantiqueira Transmissora de Energia S.A. (“Mantiqueira”), one of our four electricity transmission concessions held within our Brazilian electricity transmission operation, for net proceeds of approximately $150 million to the partnership (Mantiqueira consortium - 100% interest for approximately $490 million). Our partnership recognized a gain on sale of approximately $10 million (Mantiqueira consortium - approximately $30 million) in other income (expense) on the Consolidated Statement of Operating Results.
Dispositions Completed Subsequent to June 30, 2026
On July 16, Brookfield Infrastructure completed the initial public offering (“IPO”) of our U.S. retail colocation data center operation for proceeds of approximately $1.2 billion (U.S. retail colocation data center operation consortium of approximately $300 million). As a result of the IPO, our partnership’s interest in the business decreased from approximately 29% to approximately 19%.
Dispositions Completed in 2025
a)Partial disposition of our North American gas storage platform
On October 15, 2025, Brookfield Infrastructure completed the initial public offering (“IPO”) of our North American gas storage platform for proceeds of approximately $230 million (North American gas storage platform consortium of approximately $580 million or C$810 million). As a result of the IPO, our partnership partially sold down its interest in the business from approximately 40% to approximately 29% and will continue to consolidate the business following the sale. Our partnership recognized a gain on sale of approximately $50 million directly in equity in the Consolidated Statement of Partnership Capital.
b)Partial disposition of our U.K. port operation
On October 1, 2025, Brookfield Infrastructure sold 34% of its interest in its U.K. port operation for net proceeds of approximately $380 million (U.K. ports consortium of approximately $700 million), and retained a 25% interest as an investment in associate. As a result of the transaction, our partnership recognized a gain on sale of approximately $190 million (U.K. port operation consortium of approximately $310 million), net of taxes and AOCI hedge recycling impacts, and recognized a revaluation gain of approximately $260 million to the partnership on the retained interest, in other income (expense) on the Consolidated Statement of Operating Results.
c)Partial Disposition of our Indian Gas Transmission Operation
During the third quarter of 2025, our partnership sold a portion of its interest in our Indian gas transmission operation. The sale resulted in net proceeds of approximately $55 million to the partnership (Indian gas transmission operation consortium of approximately $205 million). Our partnership recognized a gain on sale of approximately $7 million directly in equity in the Consolidated Statement of Partnership Capital.
d)Disposition of a subsidiary of our European hyperscale data center platform
During the third quarter of 2025, our European hyperscale data center platform sold a 90% interest in a portfolio of stabilized data center assets for net proceeds of approximately $310 million (European hyperscale data center platform consortium of approximately $1.7 billion). As a result of the transaction, our partnership recognized a gain of approximately $25 million (European hyperscale data center platform consortium of approximately $160 million) in other income (expense) on the Consolidated Statement of Operating Results. Upon disposition of its 90% interest in the subsidiary, our European hyperscale data center platform retained a 10% interest as an investment in associate.
e)Disposition of a subsidiary of our Global Intermodal Logistics Operation
During the first quarter of 2025, our global intermodal logistics operation sold a 33% interest in a stabilized container subsidiary for net proceeds of approximately $120 million (global intermodal logistics operation consortium of approximately $440 million). Our partnership recognized a gain on sale of approximately $50 million (global intermodal logistics operation consortium of approximately $190 million) in other income (expense) on the Consolidated Statement of Operating Results. Our global intermodal logistics operation recognized its retained interest in the subsidiary as an investment in associate.
In the third quarter of 2025, our global intermodal logistics operation sold an additional 33% interest in a stabilized container portfolio.